Stock Based Compensation (Tables)	3 Months Ended
Mar. 31, 2025
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Based Compensation Activity's

For the three months ended March 31, 2025, RSU activity was as follows:

	Number of RSUs	Weighted-Average Grant-date Fair Value
Outstanding at January 1, 2025	1,343,777	$21.87
Granted during the year	1,335,408	52.77
Forfeited during the year	(427)	46.23
Outstanding at March 31, 2025	2,678,758	$37.27

Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Based Compensation Activity's

For the three months ended March 31, 2025, stock option activity was as follows:

	Number of Options	Weighted-Average Exercise Price		Weighted Average Share Price on Exercise Date	Weighted-Average Remaining Contractual Term (in years)
Outstanding at January 1, 2025	2,128,724	$15.81			2.2
Exercised during the year	(421,104)	$12.96		$45.09
Outstanding at March 31, 2025	1,707,620	$16.51	(1)		2.0
Exercisable at March 31, 2025	1,707,620	$16.51	(1)		2.0

(1)
Stock options outstanding and exercisable include a range of exercise prices from $12.50 to $19.13.